Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
7. Income Taxes	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets are as follows as of December 31, 2011 and 2010:

December 31,	2011	2010
Deferred tax asset:
Net operating loss carryforwards	$1,620,000	$784,000
Research & Development Credits	190,000	99,000
Depreciation and amortization	8,000	(2,000)
Accrued expenses and reserves	107,000	36,000

Total deferred tax assets	1,925,000	917,000
Valuation Allowance	(1,925,000)	(917,000)

	$—	$—

A full valuation allowance has been established to offset the deferred tax assets as management cannot conclude that realization of such assets is more likely than not. The valuation allowance increased by approximately $1,008,000 in 2011.

At December 31, 2011, the Company had federal and state net operating loss carryforwards of approximately $4,067,000 and $4,063,000, respectively. The federal and state net operating loss carryforwards will begin expiring in 2029, unless previously utilized.

At December 31, 2011, the Company had federal and state research tax credit carryforwards of approximately $114,500 and $114,800, respectively. The federal research tax credit carryforwards begin expiring in 2029. The state research tax credit carryforwards do not expire.

The Company applies the authoritative guidance for uncertainty in income taxes pursuant to ASC 740-10. The adoption of this guidance did not have a material impact on the Company’s financial statements. The Company did not record any accruals for income tax accounting uncertainties for the years ended December 31, 2011 or 2010.

The Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. The Company did not accrue either interest or penalties as of December 31, 2011 or 2010.

The Company is subject to taxation in the United States, and the state of California. As of December 31, 2011, the Company’s tax years from inception are subject to examination by the tax authorities. The Company is not currently under examination by the United States federal or state jurisdictions.